Document and Entity Information	Nov. 14, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 14, 2023
Entity Registrant Name	GUARDANT HEALTH, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38683
Entity Tax Identification Number	45-4139254
Entity Address Address Line 1	3100 Hanover Street
Entity Address City Or Town	Palo Alto
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94304
City Area Code	855
Local Phone Number	698-8887
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00001 par value per share
Trading Symbol	GH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001576280
Amendment Flag	false